UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Redwood Capital Management, LLC

Address:    910 Sylvan Avenue
            Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan Kolatch
Title:      Managing Member
Phone:      (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch           Englewood Cliffs, NJ          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $425,411
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                          December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------                --------------      -----      -------   -------   --- ----   ----------  -----  ----      ------ ----
AETNA INC NEW                 COM                00817Y108    1,389       30,000 SH         SOLE        NONE      30,000
AMERICAN CAP LTD              COM                02503Y103   12,053    1,002,700 SH         SOLE        NONE   1,002,700
AMERICAN INTL GROUP INC       COM NEW            026874784   70,988    2,011,000 SH         SOLE        NONE   2,011,000
BP PLC                        SPONSORED ADR      055622104   18,738      450,000 SH         SOLE        NONE     450,000
CENTRAL PAC FINL CORP         COM NEW            154760409   11,729      752,361 SH         SOLE        NONE     752,361
CIGNA CORPORATION             COM                125509109   17,375      325,000 SH         SOLE        NONE     325,000
CITIGROUP INC                 COM NEW            172967424    1,978       50,000 SH         SOLE        NONE      50,000
DANA HLDG CORP                COM                235825205   18,125    1,161,096 SH         SOLE        NONE   1,161,096
DECKERS OUTDOOR CORP          COM                243537107    7,249      180,000 SH         SOLE        NONE     180,000
DELPHI AUTOMOTIVE PLC         SHS                G27823106   39,241    1,025,917 SH         SOLE        NONE   1,025,917
DELTA AIR LINES INC DEL       COM NEW            247361702    5,935      500,000 SH         SOLE        NONE     500,000
EXELON CORP                   COM                30161N101   25,279      850,000 SH         SOLE        NONE     850,000
EXELON CORP                   COM                30161N101    2,260       76,000     CALL   SOLE        NONE      76,000
EXPRESS SCRIPTS HLDG CO       COM                30219G108    2,700       50,000 SH         SOLE        NONE      50,000
GENERAL MTRS CO               *W EXP 07/10/201   37045V118      398       20,433 SH         SOLE        NONE      20,433
GENERAL MTRS CO               *W EXP 07/10/201   37045V126      255       20,433 SH         SOLE        NONE      20,433
GENERAL MTRS CO               JR PFD CNV SRB     37045V209      883       20,000 SH         SOLE        NONE      20,000
GREEN PLAINS RENEWABLE ENERG  COM                393222104    5,174      654,111 SH         SOLE        NONE     654,111
HARTFORD FINL SVCS GROUP INC  COM                416515104    8,303      370,000 SH         SOLE        NONE     370,000
HEADWATERS INC                COM                42210P102    1,712      200,000 SH         SOLE        NONE     200,000
HEWLETT PACKARD CO            COM                428236103      713       50,000 SH         SOLE        NONE      50,000
JPMORGAN CHASE & CO           COM                46625H100   24,183      550,000 SH         SOLE        NONE     550,000
LEAR CORP                     COM NEW            521865204   36,947      788,800 SH         SOLE        NONE     788,800
LYONDELLBASELL INDUSTRIES N   SHS - A -          N53745100   11,418      200,000 SH         SOLE        NONE     200,000
MDC PARTNERS INC              CL A SUB VTG       552697104    5,650      500,000 SH         SOLE        NONE     500,000
MERCER INTL INC               COM                588056101    6,637      927,000 SH         SOLE        NONE     927,000
NORTEL INVERSORA S A          SPON ADR PFD B     656567401    6,066      442,435 SH         SOLE        NONE     442,435
PRUDENTIAL FINL INC           COM                744320102   17,812      334,000 SH         SOLE        NONE     334,000
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP U     85814R107      218       18,462 SH         SOLE        NONE      18,462
TELECOM ARGENTINA S A         SPON ADR REP B     879273209    1,707      150,000 SH         SOLE        NONE     150,000
UNITED CONTL HLDGS INC        COM                910047109   23,385    1,000,230 SH         SOLE        NONE   1,000,230
WELLPOINT INC                 COM                94973V107   37,456      614,838 SH         SOLE        NONE     614,838
YPF SOCIEDAD ANONIMA          SPON ADR CL D      984245100    1,455      100,000 SH         SOLE        NONE     100,000

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